Accrued Pension and Severance Costs (Schedule of Changes in Pension Related Adjustments (Before Tax) Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accrued Pension And Severance Costs [Abstract]
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	¥ (165)	¥ 1,908	¥ 7,191
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	328	(1,935)
Amortization of actuarial gain	919	790
Current year prior service benefit
Amortization of prior service benefit and other	(168)	(168)
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	1,079	(1,313)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(797)	(403)
Amortization of actuarial gain	345	241
Current year prior service benefit
Translation adjustments	(462)	(433)
Changes in pension related adjustments (before tax) recognized in other comprehensive income (loss)	¥ (914)	¥ (595)